Operating Segments	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Operating segments
28.	Operating segments

The Company operates in various business lines based on where the subsidiaries operate. Valour operates the Company’s ETPs business line which involves issuing ETPs, hedging against the underlying digital asset, lending and staking of digital assets and management fees earned on the ETPs as well as any DeFi Alpha related transactions. Reflexivity operates the Company’s research firm and Stillman and Stillman Bermuda operate the trading platform.

Information about the Company’s assets by segment is detailed below.

December 31, 2025	DeFi	Reflexivity	Stillman Digital	Valour Inc	Total
Cash	52,948,491	2,101	9,203,569	29,079,929	91,234,090
Client cash deposits	-	-	5,615,054	-	5,615,054
Public investments, at fair value through profit and loss	272,520	-	-	-	272,520
Prepaid expenses	562,981	75,343	8,267,050	691,547	9,596,921
Digital assets, digital assets loaned, and digital assets staked	-	65,040	14,066,946	501,454,945	515,586,931
Equity instruments	-	-	-	131,982,050	131,982,050
Right-of-use assets	-	-	-	2,999,253	2,999,253
Investment in associate	2,423,934	-	-	-	2,423,934
Other non-current assets	28,172,752	-	-	36,680,278	64,853,030
Total assets	84,380,678	142,484	37,152,619	702,888,002	824,563,783
Accounts payable and accrued liabilities	2,151,846	49,421	5,458,569	1,610,274	9,270,110
Loans payable	-	-	-	2,611,009	2,611,009
Trading liabilities	-	-	24,122,640	-	24,122,640
Warrant liability	13,599,316	-	-	-	13,599,316
Lease liability	-	-	-	3,102,188	3,102,188
ETP holders payable	-	-	-	622,304,667	622,304,667
Total liabilities	15,751,162	49,421	29,581,209	629,628,138	675,009,930

December 31, 2024	DeFi	Reflexivity	Stillman Digital	Valour Inc	Total
Cash	1,771,331	151,150	1,155,607	12,853,437	15,931,525
Client cash deposits	-	-	10,665,147	-	10,665,147
Prepaid expenses	547,856	72,017	701,222	476,629	1,797,724
Public investments, at fair value through profit and loss	778,085	-	-	-	778,085
Digital assets, digital assets loaned, and digital assets staked	530,601	158,649	5,718,748	549,430,902	555,838,900
Equity instruments	-	-	-	257,425,063	257,425,063
Property, plant and equipment	-	-	-	103	103
Other non-current assets	36,054,408	-	-	40,100,722	76,155,130
Total assets	39,682,281	381,816	18,240,724	860,286,856	918,591,677
Accounts payable and accrued liabilities	2,336,456	194,014	577,997	373,997	3,482,464
Loans payable	-	-	-	9,693,294	9,693,294
Trading liabilities	-	-	15,109,375	-	15,109,375
ETP holders payable	-	-	-	871,162,347	871,162,347
Total liabilities	2,336,456	194,014	15,687,372	881,229,638	899,447,480

Information about the Company’s revenues and expenses by segment is detailed below:

Year ended December 31, 2025	DeFi	Reflexivity	Stillman Digital	Neuronomics	Valour Inc.	Total
Staking and lending income	-	114	-	-	13,072,027	13,072,141
Trading commissions	-	-	9,579,010	-	-	9,579,010
Management fees	-	-	-	123,706	9,573,286	9,696,992
Research revenue	-	533,000	-	-	-	533,000
Advisory revenue	287,558	-	-	-	-	287,558
Revenues excluding realized and net change in unrealized gains (losses)	287,558	533,114	9,579,010	123,706	22,645,313	33,168,701
Realized and net change in unrealized (losses) gains on digital assets	(688,965)	(33,658)	258,220	-	(233,525,090)	(233,989,493)
Realized and net change in unrealized loss on equity investments	-	-	-	-	(51,007,843)	(51,007,843)
Realized and net change in unrealized gains on ETP payables	-	-	-	-	350,965,104	350,965,104
Revenues from realized and net change in unrealized (losses) gains	(688,965)	(33,658)	258,220	-	66,432,171	65,967,768
Total revenues	(401,407)	499,456	9,837,230	123,706	89,077,484	99,136,469
Expenses
Operating, general and administration	14,902,029	585,836	8,714,090	210,211	9,806,967	34,219,133
Share based payments	13,210,103	-	-	-		13,210,103
Depreciation - property, plant and equipment	-	-	1,563	-	103	1,666
Amortization - right-of-use asset	-	-	-	-	207,328	207,328
Amortization - intangibles	1,286,479	-	5,291	39,811	-	1,331,581
Fees and commissions	19,707	-	938,361	-	5,242,613	6,200,681
Foreign exchange (gain) loss	(291,840)	-	(1,109)	5,911	(2,271,481)	(2,558,519)
Total operating expenses	29,126,478	585,836	9,658,196	255,933	12,985,530	52,611,973
Operating (loss) income	(29,527,885)	(86,380)	179,034	(132,227)	76,091,954	46,524,496
Realized (loss) on investments, net	(482,026)	-	(55,320)	-	118,253	(419,093)
Unrealized (loss) on investments, net	(16,501,202)	-	-	-	-	(16,501,202)
Interest income	504,084	-	2,023	33,278	3,237	542,622
Finance costs	(935)	-	(1,401)	(582)	776,162	773,244
Financing expense	(4,677,123)	-	-	-	-	(4,677,123)
Gain on deconsolidation	-	-	-	583,966	-	583,966
Loss on investment in associate	(75,506)	-	-	-	-	(75,506)
Change in fair value of warrant liabilities	39,595,879	-	-	-	-	39,595,879
Bad debt expense	(478,240)	-	-	-	(248,000)	(726,240)
Impairment loss	-	(2,077,585)	-	-	-	(2,077,585)
Total other income (expenses)	17,884,931	(2,077,585)	(54,698)	616,662	649,652	17,018,962
Net (loss) income for the year before taxes	(11,642,954)	(2,163,965)	124,336	484,435	76,741,606	63,543,458
Current taxes	403,546	(1,972)	732,823	779	2,555	1,137,731
Net (loss) income after tax	(12,046,500)	(2,161,993)	(608,487)	483,656	76,739,051	62,405,727
Other comprehensive income (loss)
Foreign currency translation (loss) gain	-	-	-	-	294,045	294,045
Net (loss) income and comprehensive (loss) income for the period	(12,046,500)	(2,161,993)	(608,487)	483,656	77,033,096	62,699,772
For the year ended December 31, 2024	DeFi	Reflexivity	Stillman Digital	Valour Inc.	Total
Staking and lending income	-	-	-	13,014,797	13,014,797
Management fees	-	-	-	6,443,983	6,443,983
Trading commissions	-	-	2,106,286	-	2,106,286
Research revenue	-	1,433,378	-	-	1,433,378
Revenues excluding realized and net change in unrealized gains (losses)	-	1,433,378	2,106,286	19,458,780	22,998,444
Realized and net change in unrealized gains and (losses) on digital assets	165,358	54,158	-	251,820,857	252,040,373
Unrealized gain on equity investments	-	-	-	108,915,688	108,915,688
Realized and net change in unrealized gains and (losses) on ETP payables	-	-	-	(352,528,754)	(352,528,754)
Revenues from realized and net change in unrealized gains (losses)	165,358	54,158	-	8,207,791	8,427,307
Total revenues	165,358	1,487,536	2,106,286	27,666,571	31,425,751
Expenses
Operating, general and administration	8,486,775	1,216,107	1,154,579	25,878,204	36,735,665
Share based payments	12,924,154	-	-	6,325,531	19,249,685
Depreciation - property, plant and equipment	4,168	-	-	1,822	5,990
Amortization - intangibles	1,543,995	-	-	-	1,543,995
Fees and commissions	32,753	-	251,319	3,823,030	4,107,102
Foreign exchange (gain) loss	91,484	-	(348,048)	(64,758)	(321,322)
Total operating expenses	23,083,329	1,216,107	1,057,850	35,963,829	61,321,115
Operating income (loss)	(22,917,971)	271,429	1,048,436	(8,297,258)	(29,895,364)
Realized (loss) on investments, net	-	-	-	112,984	112,984
Unrealized (loss) on investments, net	3,553,228	-	-	4,355,603	7,908,831
Interest income	3,926	-	611	-	4,537
Finance costs	-	-	953	(2,825,045)	(2,824,092)
Provision on accounts receivable	93,814	-	(310,449)	-	(216,635)
Impairment loss	(3,622,456)	-	-	-	(3,622,456)
Total other income (expenses)	28,512	-	(308,885)	1,643,542	1,363,169
Net income (loss) for the period	(22,889,459)	271,429	739,551	(6,653,716)	(28,532,195)
Other comprehensive income (loss)
Foreign currency translation (loss) gain	10,602	(21,587)	336,058	590,261	915,334
Net (loss) income and comprehensive (loss) income for the period	(22,878,857)	249,842	1,075,609	(6,063,455)	(27,616,861)

DeFi Alpha is a division within Valour Inc. looking for arbitrage trading opportunities.  It does not have its own statement of financial position but leverages Valour Inc’s equity for its trades. The CODM only reviews DeFi Alpha’s trading operating results as part of its consolidated review of Valour and hence it has not been presented separately in the table above. The comparative period has been restated to align with the current period presentation.